United States
Securities and Exchange Commission
"Washington, D.C.  20549"

Form 13F

Form 13F Cover Page
Report for the Calendar Year of Quarter Ended: 12/31/2007

Check here if Amendment {    }; Amendment Number: _________
This Amendment (Check only one.):[   ] is a restatement
                                 [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:    Roffman Miller Associates Inc.
Address: 1835 Market Street, Suite 500"
         Philadelphia, PA 19103"

3F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
Name: Paulette Greenwell
Title: Chief Compliance Officer
Phone: 215-981-1030
Signature, Place, and Date of Signing:
Paulette Greenwell, Philadelphia, PA     February 15,2008
Report Type (Check Only One.):
[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 73
Form 13F Information Table Entry Total: 225586
                                        (Thousands

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     4854    57569 SH       SOLE                                      57569
A F L A C Inc.                 COM              001055102     6871   109711 SH       SOLE                                     109711
Abbott Laboratories            COM              002824100      422     7519 SH       SOLE                                       7519
Alberto Culver                 COM              013068101     2353    95893 SH       SOLE                                      95893
American Express Company       COM              025816109      641    12330 SH       SOLE                                      12330
American International Group   COM              026874107     3945    67667 SH       SOLE                                      67667
Anheuser Busch Co. Inc.        COM              035229103     4528    86508 SH       SOLE                                      86508
Aqua America                   COM              03836w103      491    23160 SH       SOLE                                      23160
Artesian Resources Corp.  Clas COM              043113208      653    34567 SH       SOLE                                      34567
Automatic Data Processing      COM              053015103     4066    91300 SH       SOLE                                      91300
BP plc                         COM              055622104     1417    19360 SH       SOLE                                      19360
Berkshire Hathaway Class B     COM              084670207     3784      799 SH       SOLE                                        799
Best Buy Company, Inc.         COM              086516101      583    11070 SH       SOLE                                      11070
Black & Decker Corp            COM              091797100     4878    70033 SH       SOLE                                      70033
Boeing Co.                     COM              097023105     7009    80140 SH       SOLE                                      80140
Bristol Myers Squibb Co.       COM              110122108      211     7962 SH       SOLE                                       7962
CBS                            COM              124857202     2362    86688 SH       SOLE                                      86688
Campbell Soup                  COM              134429109      856    23945 SH       SOLE                                      23945
Colgate Palmolive              COM              194162103     5062    64925 SH       SOLE                                      64925
ConocoPhillips                 COM              20825C 10      506     5730 SH       SOLE                                       5730
Cooper Industries Inc.         COM              216648402     6228   117784 SH       SOLE                                     117784
Diebold Incorporated           COM              253651103      476    16430 SH       SOLE                                      16430
Dow Chemical Co                COM              260543103      407    10313 SH       SOLE                                      10313
DuPont                         COM              263534109     5194   117814 SH       SOLE                                     117814
Exxon Mobil Corp.              COM              30231g102    12504   133458 SH       SOLE                                     133458
Federal National Mortgage Asso COM              313586109      402    10051 SH       SOLE                                      10051
Fedex Corporation              COM              31428X106     7649    85777 SH       SOLE                                      85777
First American Corporation     COM              318522307     3770   110496 SH       SOLE                                     110496
Fortune Brands Inc.            COM              349631101     6274    86699 SH       SOLE                                      86699
Freddie Mac                    COM              313400301      294     8635 SH       SOLE                                       8635
General Electric Co.           COM              369604103     9620   259516 SH       SOLE                                     259516
Glaxo Smithkline PLC ADR       COM              37733W105     5318   105533 SH       SOLE                                     105533
H&R Block                      COM              093671105      585    31510 SH       SOLE                                      31510
H.J. Heinz Co.                 COM              423074103     5109   109455 SH       SOLE                                     109455
Harley Davidson                COM              412822 10      812    17386 SH       SOLE                                      17386
Hershey Company                COM              427866108      776    19689 SH       SOLE                                      19689
Home Depot, Inc.               COM              437076102     4128   153217 SH       SOLE                                     153217
Illinois Tool Works Inc        COM              452308109     1336    24945 SH       SOLE                                      24945
International Business Machine COM              459200101     9733    90035 SH       SOLE                                      90035
Iron Mountain Inc.             COM              462846106      305     8237 SH       SOLE                                       8237
J P Morgan Chase & Co.         COM              46625h100     5378   123212 SH       SOLE                                     123212
Johnson & Johnson, Inc.        COM              478160104     8878   133106 SH       SOLE                                     133106
Laboratory Corp Amer Hldg      COM              50540R409     1499    19845 SH       SOLE                                      19845
Lehman Brothers                COM              524908 10     1074    16417 SH       SOLE                                      16417
Liberty Media Interactive A    COM              53071M104     1612    84468 SH       SOLE                                      84468
Limited Brands Inc.            COM              532716AD9      585    30880 SH       SOLE                                      30880
Mc Donalds Corp.               COM              580135101     3342    56732 SH       SOLE                                      56732
McCormick & Co.                COM              579780206     2333    61552 SH       SOLE                                      61552
Medtronic Inc.                 COM              585055106     3550    70623 SH       SOLE                                      70623
Merck & Co.                    COM              589331107      533     9175 SH       SOLE                                       9175
Microsoft                      COM              594918104     8772   246390 SH       SOLE                                     246390
Pepsico Inc                    COM              713448108     5482    72228 SH       SOLE                                      72228
Pfizer                         COM              717081103     2638   116053 SH       SOLE                                     116053
Pinnacle West Capital Corp     COM              723484101      553    13030 SH       SOLE                                      13030
Proctor & Gamble               COM              742718109     3619    49294 SH       SOLE                                      49294
Progressive Corp               COM              743315103     1644    85791 SH       SOLE                                      85791
RPM Inc.                       COM              749685103     5104   251439 SH       SOLE                                     251439
Royal Dutch Shell ADR          COM              780257804      714     8475 SH       SOLE                                       8475
Sally Beauty Holdings          COM              79546e104      282    31151 SH       SOLE                                      31151
South Jersey Industries        COM              838518108     1521    42155 SH       SOLE                                      42155
Southern Company               COM              842587107     5411   139641 SH       SOLE                                     139641
Tiffany & Co.                  COM              886547 10      310     6744 SH       SOLE                                       6744
UGI Corp                       COM              902681105     2964   108757 SH       SOLE                                     108757
Unitedhealth Group Inc.        COM              91324P102     3186    54736 SH       SOLE                                      54736
Valley National Bancorp        COM              919794107     1487    78042 SH       SOLE                                      78042
Verizon Communications         COM              92343v104     4027    92178 SH       SOLE                                      92178
Viacom Class B                 COM              92553p201     1338    30468 SH       SOLE                                      30468
Wal Mart                       COM              931142103      952    20031 SH       SOLE                                      20031
Washington Mutual Inc.         COM              939322103      318    23365 SH       SOLE                                      23365
William Wrigley Jr. Co.        COM              982526105      610    10425 SH       SOLE                                      10425
General Growth Properties, Inc COM              370021107     4067    98761 SH       SOLE                                      98761
UMH Properties Inc.            COM              903002103     1437   122069 SH       SOLE                                     122069
Washington Real Estate Investm COM              939653101     3955   125906 SH       SOLE                                     125906
